Other Current Assets - Summary of Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Jan. 01, 2017 CNY (¥)	[1]
Miscellaneous current assets [abstract]
Development properties	$ 3,029	¥ 20,267	¥ 23,833
Quoted equity securities	3,270	21,876	24,714
Derivative not designated as hedges - foreign exchange forward contract	677	4,529
Total	$ 6,976	¥ 46,672	¥ 48,547	[1]	¥ 35,559

[1]	Restated